INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule Of Qualifying Percentage Of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Loss Before Taxes
	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$13,370	$12,004	$7,203
Foreign	258	-	-

	$13,628	$12,004	$7,203

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2012	2011

Accrued social benefits	$124	$99
Research and development credit	2,300	1,686
Capital funding raise credit	12	14
Operating loss carryforward	43,297	40,890

Net deferred tax asset before valuation allowance	45,733	42,689
Valuation allowance	(45,733)	(42,689)

Net deferred tax asset	$-	$-